Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Aug. 31, 2020
Accumulated Other Comprehensive Income
Schedule of components of accumulated other comprehensive income

		Foreign
	Unrealized	currency
	gains/(loss) on	translation
	investment	adjustment	Total
	RMB		RMB
Balance as of September 1, 2017	19,123	—	19,123
Other comprehensive income before reclassification, net of tax	37,157	—	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	(13,838)	—	(13,838)
Foreign currency translation adjustment	—	86,458	86,458
Balance as of August 31, 2018	42,442	86,458	128,900
Other comprehensive income before reclassification, net of tax	(35,150)	—	(35,150)
Amounts reclassified from accumulated other comprehensive income, net of tax	(11)	—	(11)
Foreign currency translation adjustment	—	(6,591)	(6,591)
Balance as of August 31, 2019	7,281	79,867	87,148
Other comprehensive income before reclassification, net of tax	(8,885)	—	(8,885)
Amounts reclassified from accumulated other comprehensive income, net of tax	10,561	—	10,561
Foreign currency translation adjustment	—	10,343	10,343
Balance as of August 31, 2020	8,957	90,210	99,167

Balance as of August 31, 2020, in US$	1,308	13,174	14,482